Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Current year	$ (2,082)	$ (2,863)	$ (2,704)
(Underprovided)/overprovided in prior years	119	58	101
Current tax expense	(1,963)	(2,805)	(2,603)
Origination and reversal of temporary differences	(30)	(21)	(148)
(Utilization)/recognition of deferred tax assets on tax losses	13	13	120
Recognition of previously unrecognized tax losses	48	27	46
Deferred tax (expense)/income	31	19	18
Income tax expense	$ (1,932)	$ (2,786)	$ (2,585)	[1]

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.